Cover	Nov. 25, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39717
Entity Registrant Name	LIXTE BIOTECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001335105
Entity Tax Identification Number	20-2903526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	680 East Colorado Boulevard
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	(631)
Local Phone Number	830-7092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIXT
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock, par value $0.0001 per share
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.0001 per share
Trading Symbol	LIXTW
Security Exchange Name	NASDAQ